Income taxes - Summary of Reconciliation to Statutory Income Tax Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at Canadian statutory income tax rate	$ 3,648	$ 3,262	$ 2,819
Increase (decrease) resulting from:
Dividends received	(142)	(498)	(233)
Rate differentials on international operations	(343)	(515)	(439)
Other - net	19	4	(4)
Total provision for income taxes - Consolidated Statement of Income	$ 3,182	$ 2,253	$ 2,143
Income taxes at Canadian statutory income tax rate	26.50%	26.50%	26.50%
Dividends received	(1.00%)	(4.00%)	(2.20%)
Rate differentials on international operations	(2.50%)	(4.20%)	(4.10%)
Other - net	0.10%		(0.10%)
Provision for income taxes and effective income tax rate	23.10%	18.30%	20.10%